Analysis of Age of Financial Assets That Are Past Due and Impaired (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 367	$ 237
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		136
Financial assets impaired [member] | Past due 1 - 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		1
Financial assets impaired [member] | Past due 31 - 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		14
Financial assets impaired [member] | Past due 61 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		6
Financial assets impaired [member] | Past due over 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 115